Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Reverse repurchase agreements
Total gross balance	¥ 25,319	[1]	¥ 20,244	[1]
Less: Amounts offset in the consolidated balance sheets	(17,019)	[2]	(10,626)	[2]
Total net amounts of reported on the face of the consolidated balance sheets	8,300	[3]	9,618	[3]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	(6,716)	[4]	(7,930)	[4]
Cash collateral	0	[4]	0	[4]
Net amount	1,584		1,688
Securities borrowing transactions
Total gross balance	8,161	[1]	7,729	[1]
Less: Amounts offset in the consolidated balance sheets	(98)	[2]	(5)	[2]
Total net amounts of reported on the face of the consolidated balance sheets	8,063	[3]	7,724	[3]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	(6,196)	[4]	(5,725)	[4]
Cash collateral
Net amount	1,867		1,999
Repurchase agreements
Total gross balance	30,897	[1]	24,564	[1]
Less: Amounts offset in the consolidated balance sheets	(17,019)	[2]	(10,626)	[2]
Total net amounts of reported on the face of the consolidated balance sheets	13,878	[3]	13,938	[3]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	(11,840)	[4]	(9,867)	[4]
Cash collateral			0	[4]
Net amount	2,038		4,071
Securities lending transactions
Total gross balance	2,895	[1]	2,602	[1]
Less: Amounts offset in the consolidated balance sheets	(98)	[2]	(5)	[2]
Total net amounts of reported on the face of the consolidated balance sheets	2,797	[3]	2,597	[3]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	(2,565)	[4]	(2,235)	[4]
Cash collateral
Net amount	¥ 232		¥ 362

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost. As of March 31, 2014, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,278 billion and ¥3,918 billion, respectively. As of March 31, 2014, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,751 billion and ¥137 billion, respectively. As of September 30, 2014, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,354 billion and ¥1,856 billion, respectively. As of September 30, 2014, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,812 billion and ¥128 billion, respectively.
[2]	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
[3]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements-Securities purchased under agreements to resell and Collateralized agreements-Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
[4]	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.